Note 4 - Shareholder Remuneration System - Dividens (Details)	6 Months Ended
Jun. 30, 2018 € / shares
Share holder Remuneration System Abstract
Dividends Paid per share	€ 0.15
Net Dividends Paid per share	€ 0.1215